OTHER NON-FINANCIAL ASSETS - Schedule of composition of other non-financial assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Non-Financial Assets [Line Items]
Current assets	$ 203,661	$ 185,264
Non-current assets	89,416	168,621
Total Assets	65,566	72,359	$ 48,566	$ 25,080
Total Other Non - Financial Assets
Other Non-Financial Assets [Line Items]
Total Assets	293,077	353,885
Current assets | Total Other Non - Financial Assets
Other Non-Financial Assets [Line Items]
Current assets	203,661	185,264
Non-current assets | Total Other Non - Financial Assets
Other Non-Financial Assets [Line Items]
Non-current assets	89,416	168,621
Advance payments
Other Non-Financial Assets [Line Items]
Total Assets	62,718	35,472
Advance payments | Aircraft insurance and other
Other Non-Financial Assets [Line Items]
Total Assets	31,465	25,992
Advance payments | Others
Other Non-Financial Assets [Line Items]
Total Assets	31,253	9,480
Advance payments | Current assets
Other Non-Financial Assets [Line Items]
Current assets	38,562	29,732
Advance payments | Current assets | Aircraft insurance and other
Other Non-Financial Assets [Line Items]
Current assets	31,465	25,992
Advance payments | Current assets | Others
Other Non-Financial Assets [Line Items]
Current assets	7,097	3,740
Advance payments | Non-current assets
Other Non-Financial Assets [Line Items]
Non-current assets	24,156	5,740
Advance payments | Non-current assets | Aircraft insurance and other
Other Non-Financial Assets [Line Items]
Non-current assets	0	0
Advance payments | Non-current assets | Others
Other Non-Financial Assets [Line Items]
Non-current assets	24,156	5,740
Contract assets | GDS costs
Other Non-Financial Assets [Line Items]
Total Assets	23,078	22,738
Contract assets | Credit card commissions
Other Non-Financial Assets [Line Items]
Total Assets	33,590	37,200
Contract assets | Travel agencies commissions
Other Non-Financial Assets [Line Items]
Total Assets	8,898	12,421
Contract assets | Subtotal advance payments
Other Non-Financial Assets [Line Items]
Total Assets	65,566	72,359
Contract assets | Current assets | GDS costs
Other Non-Financial Assets [Line Items]
Current assets	23,078	22,738
Contract assets | Current assets | Credit card commissions
Other Non-Financial Assets [Line Items]
Current assets	33,590	37,200
Contract assets | Current assets | Travel agencies commissions
Other Non-Financial Assets [Line Items]
Current assets	8,898	12,421
Contract assets | Current assets | Subtotal advance payments
Other Non-Financial Assets [Line Items]
Current assets	65,566	72,359
Contract assets | Non-current assets | GDS costs
Other Non-Financial Assets [Line Items]
Non-current assets	0	0
Contract assets | Non-current assets | Credit card commissions
Other Non-Financial Assets [Line Items]
Non-current assets	0	0
Contract assets | Non-current assets | Travel agencies commissions
Other Non-Financial Assets [Line Items]
Non-current assets	0	0
Contract assets | Non-current assets | Subtotal advance payments
Other Non-Financial Assets [Line Items]
Non-current assets	0	0
Other assets | Sales tax
Other Non-Financial Assets [Line Items]
Total Assets	105,042	95,538
Other assets | Other taxes
Other Non-Financial Assets [Line Items]
Total Assets	226	1,130
Other assets | Contributions to the International Aeronautical Telecommunications Society (“SITA”)
Other Non-Financial Assets [Line Items]
Total Assets	899	997
Other assets | Contributions to Aeronautical Service Companies
Other Non-Financial Assets [Line Items]
Total Assets	60	60
Other assets | Judicial deposits
Other Non-Financial Assets [Line Items]
Total Assets	58,566	148,329
Other assets | Subtotal other assets
Other Non-Financial Assets [Line Items]
Total Assets	164,793	246,054
Other assets | Current assets | Sales tax
Other Non-Financial Assets [Line Items]
Current assets	98,142	81,785
Other assets | Current assets | Other taxes
Other Non-Financial Assets [Line Items]
Current assets	226	1,130
Other assets | Current assets | Contributions to the International Aeronautical Telecommunications Society (“SITA”)
Other Non-Financial Assets [Line Items]
Current assets	628	258
Other assets | Current assets | Contributions to Aeronautical Service Companies
Other Non-Financial Assets [Line Items]
Current assets	0	0
Other assets | Current assets | Judicial deposits
Other Non-Financial Assets [Line Items]
Current assets	537	0
Other assets | Current assets | Subtotal other assets
Other Non-Financial Assets [Line Items]
Current assets	99,533	83,173
Other assets | Non-current assets | Sales tax
Other Non-Financial Assets [Line Items]
Non-current assets	6,900	13,753
Other assets | Non-current assets | Other taxes
Other Non-Financial Assets [Line Items]
Non-current assets	0	0
Other assets | Non-current assets | Contributions to the International Aeronautical Telecommunications Society (“SITA”)
Other Non-Financial Assets [Line Items]
Non-current assets	271	739
Other assets | Non-current assets | Contributions to Aeronautical Service Companies
Other Non-Financial Assets [Line Items]
Non-current assets	60	60
Other assets | Non-current assets | Judicial deposits
Other Non-Financial Assets [Line Items]
Non-current assets	58,029	148,329
Other assets | Non-current assets | Subtotal other assets
Other Non-Financial Assets [Line Items]
Non-current assets	$ 65,260	$ 162,881